Segment Information (Reconciliation Of Total Segment Profit To The Company's Income (Loss) Before Income Taxes) (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Mar. 31, 2018	[2]	Dec. 31, 2017	[2]	Sep. 30, 2017	[2]	Jun. 30, 2017	[2]	Mar. 31, 2017	[3]	Dec. 31, 2016	[3]	Sep. 30, 2016	[3]	Jun. 30, 2016	[3]	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting Information [Line Items]
Company’s total segment profit																		$ 714.0	$ 327.7	$ 156.0
Adjusted depreciation and amortization	[1]																	(39.3)	(22.8)	(11.9)
Restructuring and other																		(59.8)	(88.7)	(19.8)
Adjusted share-based compensation expense																		(85.6)	(77.1)	(56.3)
Operating income (loss)		$ 48.4		$ 80.2		$ 30.4		$ 89.7		$ 71.3		$ (7.4)		$ (58.2)		$ (22.0)		248.7	(16.3)	(25.0)
Interest expense																		(193.7)	(115.2)	(54.9)
Interest and other income																		10.4	6.4	1.9
Loss on extinguishment of debt																		(35.7)	(40.4)	0.0
Gain on sale of equity interest in EPIX																		201.0	0.0	0.0
Gain on Starz investment																		0.0	20.4	0.0
Impairment of long-term investments and other assets																		(29.2)	0.0	0.0
Equity interests income (loss)																		(52.8)	10.7	44.2
Income (loss) before income taxes																		148.7	(134.4)	(33.8)
Operating segments
Segment Reporting Information [Line Items]
Company’s total segment profit																		714.0	327.7	156.0
Corporate and reconciling items
Segment Reporting Information [Line Items]
Restructuring and other	[4]																	(59.8)	(88.7)	(19.8)
Adjusted share-based compensation expense	[5]																	(85.6)	(77.1)	(56.3)
Purchase accounting and related adjustments	[6]																	(170.3)	(62.8)	(9.6)
Corporate
Segment Reporting Information [Line Items]
Corporate general and administrative expenses																		$ (110.3)	$ (92.6)	$ (83.4)

[1]	Adjusted depreciation and amortization represents depreciation and amortization as presented on our consolidated statements of operations less the depreciation and amortization related to the non-cash fair value adjustments to property and equipment and intangible assets acquired in the acquisition of Starz and Pilgrim Media Group which are included in the purchase accounting and related adjustments line item above, as shown in the table below: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Depreciation and amortization$159.0 $63.1 $13.1Less: Amount included in purchase accounting and related adjustments(119.7) (40.3) (1.2)Adjusted depreciation and amortization$39.3 $22.8 $11.9
[2]	During fiscal 2018, operating income and net income included the following items:•Restructuring and Other. The first, second, third and fourth quarter of fiscal 2018 included restructuring and other items of $10.9 million, $3.5 million, $21.4 million and $24.0 million, respectively (after tax $8.9 million, $2.5 million, $14.5 million, and $15.7 million, respectively) (see Note 14).
[3]	During fiscal 2017, operating income and net income included the following items: •Restructuring and Other. The first, second, third and fourth quarter of fiscal 2017 included restructuring and other items of $7.7 million, $10.7 million, $54.0 million, and $16.4 million, respectively (after tax $4.9 million, $6.8 million, $42.5 million, and $11.9 million, respectively) (see Note 14).
[4]	Restructuring and other includes restructuring and severance costs, certain transaction and related costs, and certain unusual items, when applicable (see Note 14).
[5]	The following table reconciles total share-based compensation expense to adjusted share-based compensation expense: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Total share-based compensation expense$88.5 $79.5 $78.5Less: Bonus related share-based compensation included in segment and corporate general and administrative expense(i)— — (22.2)Amount included in restructuring and other(ii)(2.9) (2.4) —Adjusted share-based compensation$85.6 $77.1 $56.3(i)Represents immediately vested stock awards granted as part of our annual bonus program issued in lieu of cash bonuses, which are, when granted, included in segment or corporate general and administrative expense.(ii)Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of certain vesting schedules for equity awards pursuant to certain severance arrangements.
[6]	Purchase accounting and related adjustments represent the amortization of non-cash fair value adjustments to certain assets acquired in the acquisition of Starz, Pilgrim Media Group and Good Universe. The following sets forth the amounts included in each line item in the financial statements: Year Ended March 31, 2018 2017 2016 (Amounts in millions)Purchase accounting and related adjustments: Direct operating$44.5 $17.5 $6.5General and administrative expense6.1 5.0 1.9Depreciation and amortization119.7 40.3 1.2 $170.3 $62.8 $9.6